Provisions (Tables)	12 Months Ended
Dec. 31, 2019
Notes to Consolidated Financial Statements [Abstract]
Provisions
Site restoration and equipment dismantling	Legal claims	Other	Total
$ millions	$ millions	$ millions	$ millions

Balance as at January 1, 2019	205	18	43	266
Provisions recorded during the period (1)	11	1	3	15
Provisions reversed during the period	(4)	(8)	(11)	(23)
Payments during the period	(8)	(1)	(3)	(12)
Translation differences	(2)	-	-	(2)
Balance as at December 31, 2019	202	10	32	244
                      For additional information, see Note 19.